Quarterly Holdings Report
for
Fidelity® Series Select International Small Cap Fund
January 31, 2024
SSI-NPRT1-0324
1.9906201.101
Common Stocks - 97.8%
	Shares	Value ($)
Australia - 7.5%
29Metals Ltd. (a)	3,273	721
ALS Ltd.	968	7,953
Ansell Ltd.	270	4,247
Aurizon Holdings Ltd.	2,153	5,307
Beach Energy Ltd.	6,020	6,460
CAR Group Ltd.	463	9,941
Challenger Ltd.	953	4,043
Evolution Mining Ltd.	2,578	5,400
Flight Centre Travel Group Ltd.	515	7,115
GUD Holdings Ltd.	1,090	8,652
Incitec Pivot Ltd.	2,876	5,023
Iress Ltd.	669	3,552
National Storage REIT unit	4,732	7,097
Steadfast Group Ltd.	2,981	11,535
Treasury Wine Estates Ltd.	809	5,673
TOTAL AUSTRALIA		92,719
Austria - 1.6%
AT&S Austria Technologie & Systemtechnik AG	107	2,597
Schoeller-Bleckmann Oilfield Equipment AG	107	5,094
Wienerberger AG	268	9,117
Zumtobel AG	440	2,853
TOTAL AUSTRIA		19,661
Bailiwick of Jersey - 0.6%
JTC PLC (b)	725	7,355
Belgium - 1.5%
Azelis Group NV	277	5,724
Econocom Group SA	2,021	5,154
Fagron NV	406	7,314
TOTAL BELGIUM		18,192
Finland - 0.5%
Huhtamaki Oyj	173	6,800
France - 6.7%
Altarea SCA	44	3,852
ALTEN	56	8,703
Elis SA	300	6,620
Euroapi SASU	363	2,436
Exclusive Networks SA (a)	374	7,639
Ipsos SA	117	7,694
Nexans SA	35	3,206
Rexel SA	413	11,065
SEB SA	50	6,133
Ubisoft Entertainment SA (a)	200	4,433
Vallourec SA (a)	514	7,407
Vicat SA	127	4,948
Virbac SA	23	8,302
TOTAL FRANCE		82,438
Germany - 5.0%
Bilfinger Berger AG	151	6,433
CTS Eventim AG	108	7,336
Gerresheimer AG	60	6,154
Lanxess AG	140	3,775
Mensch und Maschine Software SE	82	4,511
Patrizia Immobilien AG	474	4,062
PVA TePla AG (a)	189	4,322
SAF-Holland SA	623	10,113
Stabilus Se	136	9,561
Takkt AG	400	5,844
TOTAL GERMANY		62,111
Hong Kong - 2.1%
ASMPT Ltd.	569	5,491
Dah Sing Financial Holdings Ltd.	1,207	2,431
Fortune (REIT)	4,496	2,574
Hysan Development Co. Ltd.	2,024	3,493
Luk Fook Holdings International Ltd.	2,386	5,911
Melco International Development Ltd. (a)	3,000	1,946
Pacific Basin Shipping Ltd.	16,000	4,454
TOTAL HONG KONG		26,300
Ireland - 1.7%
Bank of Ireland Group PLC	675	6,207
C&C Group PLC (United Kingdom)	3,568	6,945
Dalata Hotel Group PLC	1,460	7,581
TOTAL IRELAND		20,733
Israel - 1.9%
Bezeq The Israel Telecommunication Corp. Ltd.	4,330	5,743
Nova Ltd. (a)	80	11,499
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	103	5,772
TOTAL ISRAEL		23,014
Italy - 2.4%
Banca Generali SpA	257	9,832
Banco BPM SpA	1,200	6,497
Brembo SpA	474	5,860
Carel Industries SpA (b)	144	3,501
GVS SpA (a)(b)	739	4,712
TOTAL ITALY		30,402
Japan - 34.5%
Aeon Delight Co. Ltd.	230	5,891
Anritsu Corp.	441	3,492
As One Corp.	150	5,663
ASKUL Corp.	541	7,313
Azbil Corp.	196	6,334
Cosmos Pharmaceutical Corp.	51	5,478
Daido Steel Co. Ltd.	750	7,815
Daiichikosho Co. Ltd.	376	5,151
Daiwa Securities Living Invest	8	5,756
Dexerials Corp.	250	7,205
Dowa Holdings Co. Ltd.	182	6,347
FP Corp.	291	5,638
Fujitec Co. Ltd.	230	5,869
Fukushima Industries Corp.	180	6,269
Funai Soken Holdings, Inc.	330	5,746
Fuyo General Lease Co. Ltd.	110	9,837
GMO Internet, Inc.	180	3,244
Haseko Corp.	668	8,687
Hosokawa Micron Corp.	100	3,119
Inaba Denki Sangyo Co. Ltd.	400	9,558
J. Front Retailing Co. Ltd.	442	4,094
JTOWER, Inc. (a)	135	4,159
Kamigumi Co. Ltd.	398	9,156
Kaneka Corp.	298	7,247
Kawasaki Heavy Industries Ltd.	290	6,566
Kissei Pharmaceutical Co. Ltd.	235	5,018
Koshidaka Holdings Co. Ltd.	950	6,052
Kyoritsu Maintenance Co. Ltd.	148	6,082
Kyoto Financial Group, Inc.	676	11,235
Kyushu Railway Co.	310	6,814
Maruwa Ceramic Co. Ltd.	47	9,404
Milbon Co. Ltd.	162	3,871
Mitsubishi Logisnext Co. Ltd.	900	9,321
Miura Co. Ltd.	250	4,568
Money Forward, Inc. (a)	100	3,903
Morinaga & Co. Ltd.	444	8,474
Nabtesco Corp.	291	5,593
Nagaileben Co. Ltd.	290	4,602
Net One Systems Co. Ltd.	138	2,244
Nikkiso Co. Ltd.	978	7,180
Nippon Gas Co. Ltd.	413	6,398
Okinawa Cellular Telephone Co.	299	7,286
PALTAC Corp.	222	6,759
Park24 Co. Ltd. (a)	416	5,436
Penta-Ocean Construction Co. Ltd.	908	4,865
Relo Group, Inc.	388	3,895
Resonac Holdings Corp.	325	6,481
Riken Keiki Co. Ltd.	100	4,941
Rinnai Corp.	260	5,891
Roland Corp.	186	6,180
Santen Pharmaceutical Co. Ltd.	700	7,072
Sanwa Holdings Corp.	568	8,681
SHIFT, Inc. (a)	13	2,344
SOSiLA Logistics REIT, Inc.	5	4,061
Stanley Electric Co. Ltd.	358	6,838
Sumco Corp.	459	6,959
Suruga Bank Ltd.	1,988	11,586
SWCC Showa Holdings Co. Ltd.	350	7,206
Tokyo Tatemono Co. Ltd.	433	6,673
Toyo Gosei Co. Ltd.	120	7,021
Toyo Suisan Kaisha Ltd.	195	10,154
Tsumura & Co.	219	3,962
Tsuruha Holdings, Inc.	69	5,460
Valqua Ltd.	348	10,582
Workman Co. Ltd.	183	5,231
Yokogawa Electric Corp.	348	6,838
Zuken, Inc.	290	7,926
TOTAL JAPAN		426,721
Netherlands - 0.9%
Eurocommercial Properties NV	342	7,695
TKH Group NV (bearer) (depositary receipt)	100	4,044
TOTAL NETHERLANDS		11,739
New Zealand - 0.7%
Contact Energy Ltd.	1,780	8,773
Norway - 1.4%
Schibsted ASA (A Shares)	210	6,455
Sparebanken Midt-Norge	500	6,817
TGS ASA	389	3,821
TOTAL NORWAY		17,093
Singapore - 2.0%
CDL Hospitality Trusts unit	7,932	6,076
Mapletree Industrial (REIT)	3,885	7,076
Sembcorp Industries Ltd.	1,893	7,967
Wing Tai Holdings Ltd.	4,256	3,897
TOTAL SINGAPORE		25,016
Spain - 2.4%
Bankinter SA	1,287	7,956
Cie Automotive SA	179	4,739
Compania de Distribucion Integral Logista Holdings SA	317	8,989
Fluidra SA	360	7,828
TOTAL SPAIN		29,512
Sweden - 6.4%
AAK AB	410	9,259
AddTech AB (B Shares)	391	8,131
Arjo AB	1,090	5,124
Avanza Bank Holding AB	310	6,256
Cloetta AB	2,481	4,465
Granges AB	500	4,968
Hemnet Group AB	338	9,127
HEXPOL AB (B Shares)	715	8,217
JM AB (B Shares)	300	4,918
Loomis AB (B Shares)	210	5,747
Munters Group AB (b)	805	12,855
TOTAL SWEDEN		79,067
Switzerland - 3.6%
Bucher Industries AG	16	6,801
Lastminute.com NV (a)	155	4,320
OC Oerlikon Corp. AG (Reg.)	793	3,470
PSP Swiss Property AG	57	7,616
Sensirion Holding AG (a)(b)	35	2,920
Tecan Group AG	18	6,938
VZ Holding AG	109	12,858
TOTAL SWITZERLAND		44,923
United Kingdom - 14.4%
B&M European Value Retail SA	1,466	9,635
Britvic PLC	699	7,818
Close Brothers Group PLC	331	2,282
DCC PLC (United Kingdom)	110	8,024
Grainger Trust PLC	2,272	7,578
Harbour Energy PLC	1,109	3,918
Hill & Smith Holdings PLC	344	8,170
Inchcape PLC	773	6,710
Indivior PLC (a)	240	4,219
J.D. Wetherspoon PLC (a)	807	8,591
Jet2 PLC	516	8,736
John Wood Group PLC (a)	2,800	5,589
Lancashire Holdings Ltd.	1,619	12,454
Mitie Group PLC	7,896	10,347
Pets At Home Group PLC	1,177	4,179
Renewi PLC (a)	532	3,958
Sabre Insurance Group PLC (b)	5,571	10,887
Savills PLC	600	7,703
Senior Engineering Group PLC	3,931	7,861
Spectris PLC	189	8,865
Synthomer PLC (a)	125	249
Tate & Lyle PLC	651	5,140
Unite Group PLC	623	8,030
Vistry Group PLC	864	11,004
WH Smith PLC	401	6,154
TOTAL UNITED KINGDOM		178,101
TOTAL COMMON STOCKS (Cost $1,041,536)		1,210,670

Nonconvertible Preferred Stocks - 0.5%
	Shares	Value ($)
Germany - 0.5%
Jungheinrich AG (Cost $5,082)	201	6,790

TOTAL INVESTMENT IN SECURITIES - 98.3% (Cost $1,046,618)	1,217,460
NET OTHER ASSETS (LIABILITIES) - 1.7%	20,806
NET ASSETS - 100.0%	1,238,266

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,230 or 3.4% of net assets.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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